E&E ASSETS - Kelly Creek Project (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
E&E ASSETS
Percentage of interest in a joint venture	70.00%
Write-off of E & E assets	$ 770,774
Kelly Creek
E&E ASSETS
Write-off of E & E assets	$ 769,936	$ 0